Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock
Weighted average shares outstanding, diluted	18,709,868	28,750,000
Diluted net income per share	$ 0.05	$ 0.06
Class B Common Stock
Weighted average shares outstanding, diluted	7,187,500	7,187,500
Diluted net income per share	$ 0.05	$ 0.06